Discontinued Operations - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		$ 0	$ 0	$ 22,400,000
Massachusetts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of group of assets	$ 3,700,000			3,700,000
Loss on sale of discontinued operation	11,100,000
Florida
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of group of assets	2,000,000			2,000,000
Impairment charge				3,600,000
Georgia and New Jersey
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge				0
New York and New Jersey
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of group of assets	45,000,000			45,000,000
Impairment charge				7,600,000
Cash received on sale of discontinued operations on date of closing				$ 25,000,000
Cash received on sale of discontinued operations	$ 5,000,000
Reacquired minority interest					$ 2,500,000